Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,384,702	$ 74,233	$ 4,353,919	$ 4,332,947
General and administrative expenses—related party	21,000	20,500	83,500	78,000
Franchise tax expenses	50,000	88,844	238,894	209,995
Loss from operations	(1,455,702)	(183,577)	(4,676,313)	(4,620,942)
Offering costs associated with derivative warrant liabilities				(1,413,340)
Change in fair value of working capital loan - related party	457,919	0	689,630	0
Change in fair value of derivative warrant liabilities	(600,000)	6,600,000	9,800,000	23,933,330
Income from cash and investments held in Trust Account	612,374	32,647	5,683,750	23,684
Net (loss) income before income taxes	(985,409)	6,449,070	11,497,067	17,922,732
Income tax expense	(118,099)	0	(1,055,679)
Net (loss) income	$ (1,103,508)	$ 6,449,070	$ 10,441,388	$ 17,922,732
Common Class A [Member]
Weighted average shares outstanding, Basic	7,948,405	40,000,000	39,824,375	36,602,740
Weighted average shares outstanding, Diluted	7,948,405	40,000,000	39,824,375	36,602,740
Basic net (loss) income per share	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Diluted net (loss) income per share	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Common Class F [Member]
Weighted average shares outstanding, Basic	6,611,111	10,000,000	10,000,000	9,893,836
Weighted average shares outstanding, Diluted	6,611,111	10,000,000	10,000,000	9,893,836
Basic net (loss) income per share	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Diluted net (loss) income per share	$ (0.08)	$ 0.13	$ 0.21	$ 0.39